Document and Entity Information	Sep. 28, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001375151
Document Type	8-K
Document Period End Date	Sep. 28, 2020
Entity Registrant Name	Zogenix, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34962
Entity Tax Identification Number	20-5300780
Entity Address, Address Line One	5959 Horton Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	550-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	ZGNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false